Offerings	Sep. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Securitize Corp. 2026 Omnibus Incentive Plan (the '2026 Plan')
Amount Registered | shares	12,999,753
Proposed Maximum Offering Price per Unit	6.38
Maximum Aggregate Offering Price	$ 82,938,424.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,453.80
Offering Note	This Registration Statement on Form S-8 (this 'Registration Statement') covers shares of Common Stock (i) authorized for issuance under the plans set forth in this table (such plans, collectively, the 'Plans') and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), any additional shares of Common Stock that may become issuable under the Plans by reason of any stock dividend, stock split, or other similar transactions. Represents shares of Common Stock that may become issuable pursuant to the 2026 Plan with respect to equity awards granted under the 2026 Plan following the effective date of this Registration Statement. Rule 457(c) and Rule 457(h) Fee Calculation Rule 'Other' election - Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act based on the average of the high ($6.58) and low ($6.18) prices reported for the registrant's shares of Common Stock on The New York Stock Exchange ("NYSE") on August 31, 2026, of which such date is within five business days of the filing of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Options pursuant to the 2026 plan
Amount Registered | shares	14,039,845
Proposed Maximum Offering Price per Unit	0.46
Maximum Aggregate Offering Price	$ 6,458,328.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 891.90
Offering Note	This Registration Statement on Form S-8 (this 'Registration Statement') covers shares of Common Stock (i) authorized for issuance under the plans set forth in this table (such plans, collectively, the 'Plans') and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), any additional shares of Common Stock that may become issuable under the Plans by reason of any stock dividend, stock split, or other similar transactions. Represents shares of Common Stock that may become issuable pursuant to the 2026 Plan in respect of options granted under the Securitize, Inc. 2018 Equity Incentive Plan (the Prior Plan) with respect to shares of common stock of Securitize, Inc., which were assumed under the 2026 Plan as Substitute Awards (as defined in the 2026 Plan) in connection with the closing of the transactions contemplated by that certain Business Combination Agreement, dated as of October 27, 2025, by and among Registrant, Securitize, Inc. and certain other parties thereto (the Business Combination). Rule 457(h) Fee Calculation Rule 'Other' election - Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act on the basis of the weighted-average exercise price of outstanding stock options.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Units pursuant to the 2026 Plan
Amount Registered | shares	1,121,761
Proposed Maximum Offering Price per Unit	6.38
Maximum Aggregate Offering Price	$ 7,156,835.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 988.36
Offering Note	This Registration Statement on Form S-8 (this 'Registration Statement') covers shares of Common Stock (i) authorized for issuance under the plans set forth in this table (such plans, collectively, the 'Plans') and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), any additional shares of Common Stock that may become issuable under the Plans by reason of any stock dividend, stock split, or other similar transactions. Represents shares of Common Stock that may become issuable pursuant to the 2026 Plan in respect of restricted stock units granted under the Prior Plan with respect to shares of common stock of Securitize, Inc. which were assumed under the 2026 Plan as Substitute Awards in connection with the closing of the Business Combination. Rule 457(c) and Rule 457(h) Fee Calculation Rule 'Other' election - Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act based on the average of the high ($6.58) and low ($6.18) prices reported for the registrant's shares of Common Stock on The New York Stock Exchange ("NYSE") on August 31, 2026, of which such date is within five business days of the filing of this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Units pursuant to the 2026 Plan
Amount Registered | shares	57,750
Proposed Maximum Offering Price per Unit	6.38
Maximum Aggregate Offering Price	$ 368,445.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 50.88
Offering Note	This Registration Statement on Form S-8 (this 'Registration Statement') covers shares of Common Stock (i) authorized for issuance under the plans set forth in this table (such plans, collectively, the 'Plans') and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), any additional shares of Common Stock that may become issuable under the Plans by reason of any stock dividend, stock split, or other similar transactions. Represents shares of Common Stock that may become issuable pursuant to the 2026 Plan with respect to equity awards granted under the 2026 Plan prior to the effective date of this Registration Statement. Rule 457(c) and Rule 457(h) Fee Calculation Rule 'Other' election - Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act based on the average of the high ($6.58) and low ($6.18) prices reported for the registrant's shares of Common Stock on The New York Stock Exchange ("NYSE") on August 31, 2026, of which such date is within five business days of the filing of this registration statement.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Securitize Holdings, Inc. Employee Stock Purchase Plan (the 'ESPP')
Amount Registered | shares	3,264,376
Proposed Maximum Offering Price per Unit	6.38
Maximum Aggregate Offering Price	$ 20,826,718.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,876.17
Offering Note	This Registration Statement on Form S-8 (this 'Registration Statement') covers shares of Common Stock (i) authorized for issuance under the plans set forth in this table (such plans, collectively, the 'Plans') and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), any additional shares of Common Stock that may become issuable under the Plans by reason of any stock dividend, stock split, or other similar transactions. Represents shares of Common Stock that may become issuable pursuant to the ESPP following the effective date of this Registration Statement. Rule 457(c) and Rule 457(h) Fee Calculation Rule 'Other' election - Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act based on the average of the high ($6.58) and low ($6.18) prices reported for the registrant's shares of Common Stock on The New York Stock Exchange ("NYSE") on August 31, 2026, of which such date is within five business days of the filing of this registration statement.